Condensed Consolidated Statement of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Common Stock [Member]	Paid in Capital [Member]	Retained Earnings [Member]	Preferred Series A [Member]	Preferred Series B [Member]	Preferred Series C [Member]	Total
Balance at beginning at Jan. 31, 2019		$ 11,694,325	$ (17,689,307)		$ 20	$ 7	$ (5,994,955)
Balance at beginning, shares at Jan. 31, 2019	151				20,000	6,750
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Notes Payable to Common Stock	$ 1	992,443					992,444
Conversion of Notes Payable to Common Stock, shares	536,613
Derivative Liability Reclassified as Equity Upon Conversion of notes		755,253					755,253
Exchange of Debt		9,105					9,105
Exchange of Debt (in shares)						250
Common Stock Issued as Payment for Fees		107,500					107,500
Common Stock Issued as Payment for Fees (in shares)	50,000
Legal costs of Reg A subscription
Common Stock Adjustments for Reverse Splits		7,315					7,315
Common Stock Adjustments for Reverse Splits, shares	1,700
Rounding	$ 1						1
Net (Loss)			(3,879,846)				(3,879,846)
Balance at ending at Jan. 31, 2020	$ 1	13,449,336	(21,569,153)		$ 20	$ 7	(8,119,789)
Balance at ending, shares at Jan. 31, 2020	538,464				20,000	6,750
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Notes Payable to Common Stock		3,399					3,399
Conversion of Notes Payable to Common Stock, shares	82,361
Conversion of Accrued Expense to Common Stock		107,500					107,500
Conversion of Accrued Expense to Common Stock, shares	50,000
Derivative Liability Reclassified as Equity Upon Conversion of notes		8,104					8,104
Exchange of Debt		9,105					9,105
Exchange of Debt (in shares)						250
Rounding	$ 1						1
Net (Loss)			1,186,898				1,186,898
Balance at ending at Apr. 30, 2020	$ 1	13,469,944	(20,382,255)		$ 20	$ 7	(6,912,283)
Balance at ending, shares at Apr. 30, 2020	620,825				20,000	7,000
Balance at beginning at Jan. 31, 2020	$ 1	13,449,336	(21,569,153)		$ 20	$ 7	(8,119,789)
Balance at beginning, shares at Jan. 31, 2020	538,464				20,000	6,750
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Accrued Expense to Common Stock		107,500					107,500
Conversion of Notes Payable and Accrued Interest to Common Stock		44,736					44,736
Conversion of Notes Payable and Accrued Interest to Common Stock, shares	624,847
Derivative Liability Reclassified as Equity Upon Conversion of notes		20,185					20,185
Exchange of Debt		9,105					9,105
Exchange of Debt (in shares)						250
Issuance of Class C Shares In Exchange of Debt		9,105					9,105
Issuance of Class C Shares In Exchange of Debt (in shares)						250
Issuance of Class C Shares to Repay Accrued Expenses Related Party		11,177					11,177
Issuance of Class C Shares to Repay Accrued Expenses Related Party (in shares)						100
Issuance of Class C Shares as Part of Debt Settlement		20,290					20,290
Issuance of Class C Shares as Part of Debt Settlement (in shares)						150
Issuance of Common Shares in Reg A Offering		350,000					350,000
Issuance of Common Shares in Reg A Offering (in shares)	175,000
Issuance of Common Shares as fees for loans		35,060					35,060
Issuance of Common Shares as fees for loans (in shares)	43,852
Issuance of 5500 Warrants for Broker's fees		13,470					13,470
Issuance of Common Shares to Repay Accrued Expenses Related Party		18,900					18,900
Issuance of Common Shares to Repay Accrued Expenses Related Party (in shares)	45,000
Common Stock Issued as Payment for Fees							$ 107,500
Common Stock Issued as Payment for Fees (in shares)	175,000						45,000
Issuance of 950,000 Warrants as Part of Debt Settlement		351,500					$ 351,500
Legal costs of Reg A subscription		(32,000)					32,000
Rounding	$ 1						1
Net (Loss)			1,187,176				1,187,176
Balance at ending at Jan. 31, 2021	$ 1	14,291,759	(20,381,977)		$ 20	$ 7	(6,090,190)	[1]
Balance at ending, shares at Jan. 31, 2021	1,427,163				20,000	7,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Accrued Expense to Common Stock		107,500					107,500
Conversion of Accrued Expense to Common Stock, shares	50,000
Exchange of Debt		9,105					9,105
Exchange of Debt (in shares)						250
Issuance of Common Shares in Reg A Offering	$ 1	2,194,499					2,194,500
Issuance of Common Shares in Reg A Offering (in shares)	1,097,250
Rounding	$ 1						1
Net (Loss)			(567,557)				(567,557)
Balance at ending at Apr. 30, 2021	$ 3	$ 16,593,758	$ (20,949,534)		$ 20	$ 7	$ (4,355,746)
Balance at ending, shares at Apr. 30, 2021	2,574,413				20,000	7,250

[1]	Derived from audited information